Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill, Impairment Loss	$ 10,330	$ 5,618	$ 0
Goodwill, Transfers	12,831,000	18,843,000
Green Energy Products and Services [Member]
Goodwill, Impairment Loss	10,330	5,620
Virtual Reality Technologies [Member]
Goodwill, Impairment Loss	$ 5,500	$ 1,390